REVENUE - Disclosure of revenue (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Revenue [Abstract]
Copper contained in concentrate	$ 380,700	$ 401,514
Copper price adjustments on settlement	(5,060)	8,098
Molybdenum concentrate	19,973	28,862
Molybdenum price adjustments on settlement	3,752	2,580
Silver	5,456	5,010
Total gross revenue	404,821	446,064
Less: Treatment and refining costs	(13,212)	(12,786)
Total revenue	$ 391,609	$ 433,278